Leases - Schedule of operating leases recognized in profit and loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Abstract]
Interest on lease liabilities	$ (1,237)	$ (2,378)	$ (3,287)
Depreciation charge for the year	(21,509)	(47,387)
Low-value leases	$ (173)	$ (171)